Financial Instruments, Financial Risks and Capital Risks Management (Details) - Schedule of Currency Exposure of Financial Assets and Financial Liabilities - MYR (RM)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Singapore Dollar [Member]
Financial Instruments, Financial Risks and Capital Risks Management (Details) - Schedule of Currency Exposure of Financial Assets and Financial Liabilities [Line Items]
Financial assets	RM 22,566	RM 12,605
Financial liabilities	10,164
Outstanding foreign currency	620	630
United States Dollar [Member]
Financial Instruments, Financial Risks and Capital Risks Management (Details) - Schedule of Currency Exposure of Financial Assets and Financial Liabilities [Line Items]
Financial assets	4,214,016	3,226,121
Financial liabilities	467,810	6,008,843
Outstanding foreign currency	RM 187,310	RM (139,136)